Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Principal accounting policies [Abstract]
Schedule of Cash and Cash Equivalents by Currency Denomination and Jurisdiction

The following table sets forth a breakdown of our cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2011, 2012 and 2013:

	US$ in thousands					RMB in thousands					US$ in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to US$
December 31, 2011	-	37,622	-	-	37,622	-	-	7,828	21,719	29,547	42,311
December 31, 2012	-	1,196	1,627	2	2,825	-	-	36,261	13,044	49,305	10,669
December 31, 2013	362	30,251	13,532	2	44,147	60,000	3,095	7,258	28,896	99,249	60,494

Schedule of Property and Equipment Estimated Useful Lives

The estimated useful lives are as follows:

Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets